Schedule of Investments (unaudited) March 31, 2022	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
Small Business Administration Participation Certificates, Series 2000-1, 1.00%, 11/10/21(a)	$4	$—
Sterling Coofs Trust(a)
Series 2004-1, Class A, 2.36%, 04/15/29	606	6,056
Series 2004-2, Class Note, 2.08%, 03/30/30(b)	482	4,820

Total Asset-Backed Securities — 0.0% (Cost: $110,728)		10,876

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 3.2%
Fannie Mae REMICS, Series 2019-36, Class NJ, 3.00%, 07/25/49	2,355	2,339,895
Freddie Mac REMICS, Series 5083, Class IN, 4.50%, 07/25/32	18,236	2,016,666
Kidder Peabody Acceptance Corp., Series 1993-1, Class A6, (1 mo. LIBOR US + 16.62%), 15.77%, 08/25/23(c)	7	6,893
Seasoned Credit Risk Transfer Trust
Series 2018-2, Class MA, 3.50%, 11/25/57	702	705,506
Series 2018-4, Class MA, 3.50%, 03/25/58	3,851	3,869,198
Series 2019-1, Class MA, 3.50%, 07/25/58	1,228	1,233,594
Series 2019-2, Class MA, 3.50%, 08/25/58	482	483,999

		10,655,751

Commercial Mortgage-Backed Securities — 0.8%
CSAIL Commercial Mortgage Trust(c)
Series 2018-C14, Class XA, 0.56%, 11/15/51	2,089	64,122
Series 2019-C16, Class XA, 1.56%, 06/15/52	6,410	563,379
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1, Class A, (1 mo. LIBOR US + 0.95%), 1.35%, 06/15/35(b)(c)	163	156,652
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/54(b)	1,717	1,588,019
Wells Fargo Commercial Mortgage Trust, Series 2018- C44, Class XA, 0.73%, 05/15/51(c)	4,972	172,431

		2,544,603

Interest Only Collateralized Mortgage Obligations — 0.0%
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 05/25/37	162	30,815
IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 4AX, 0.17%, 01/25/37	19,692	2
Vendee Mortgage Trust, Series 1999-2, Class 1, 0.00%, 05/15/29(c)	8,083	8

		30,825

Mortgage-Backed Securities — 3.2%
Fannie Mae REMICS, Series 2021-26, 3.50%, 05/25/50	32,532	4,835,369
Freddie Mac REMICS, 4.00%, 10/15/40	3,500	3,639,108
Ginnie Mae Mortgage-Backed Securities, 3.50%, 01/20/52	12,357	2,029,743

		10,504,220

Security	Par (000)		Value

Principal Only Collateralized Mortgage Obligations(d) — 0.0%
CHL Mortgage Pass-Through Trust, Series 2003-J8, 0.00%, 09/25/23	$10		$9,179
Residential Asset Securitization Trust, Series 2005-A15, Class 1A8, 0.00%, 02/25/36	111		85,904
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-9, Class CP, 0.00%, 11/25/35	46		29,770

			124,853

Total Non-Agency Mortgage-Backed Securities — 7.2% (Cost: $25,414,036)			23,860,252

U.S. Government Sponsored Agency Securities

Agency Obligations — 3.2%
Federal Housing Administration(a) Merrill Lynch Projects, Series 54, 7.43%, 05/15/23	—	(e)	—
USGI Projects, Series 99, 7.43%, 11/01/22 - 10/01/23	6		6,284
Resolution Funding Corp. Principal Strip, 0.00%, 04/15/30(d)	13,000		10,529,098

			10,535,382

Collateralized Mortgage Obligations — 65.4%
Fannie Mae, Series 0040, Class K, 6.50%, 08/17/24	11		11,109
Fannie Mae REMICS
Series 1993-247, Class SN, (12 mo. LIBOR US + 63.85%), 10.00%, 12/25/23(c)	11		11,396
Series 2004-31, Class ZG, 7.50%, 05/25/34	2,558		2,949,833
Series 2004-84, Class SD, (1 mo. LIBOR US + 12.75%), 11.97%, 04/25/34(c)	898		928,664
Series 2005-73, Class DS, (1 mo. LIBOR US + 17.55%), 16.36%, 08/25/35(c)	63		69,586
Series 2010-134, Class DB, 4.50%, 12/25/40	7,000		7,410,481
Series 2010-136, Class CY, 4.00%, 12/25/40	3,060		3,177,588
Series 2010-47, Class JB, 5.00%, 05/25/30	2,850		2,981,403
Series 2011-117, Class CP, 4.00%, 11/25/41	14,350		15,116,149
Series 2011-8, Class ZA, 4.00%, 02/25/41	4,767		4,837,716
Series 2011-99, Class CB, 4.50%, 10/25/41	38,492		40,784,344
Series 2012-104, Class QD, 4.00%, 09/25/42	1,639		1,782,892
Series 2013-81, Class YK, 4.00%, 08/25/43	7,000		7,451,286
Series 2017-76, Class PB, 3.00%, 10/25/57	3,415		3,366,398
Series 2018-32, Class PS, (1 mo. LIBOR US + 7.23%), 6.70%, 05/25/48(c)	5,362		5,621,132
Series 2018-50, Class EB, 4.00%, 07/25/48	2,001		2,133,982
Freddie Mac REMICS
Series 2218, Class Z, 8.50%, 03/15/30	532		593,262
Series 2542, Class UC, 6.00%, 12/15/22	45		45,726
Series 2731, Class ZA, 4.50%, 01/15/34	1,983		2,065,198
Series 2927, Class BZ, 5.50%, 02/15/35	2,216		2,348,827
Series 3745, Class ZA, 4.00%, 10/15/40	1,268		1,306,152
Series 3762, Class LN, 4.00%, 11/15/40	2,000		2,132,443
Series 3780, Class ZA, 4.00%, 12/15/40	3,101		3,239,536
Series 3856, Class PB, 5.00%, 05/15/41	8,147		8,647,463
Series 3960, Class PL, 4.00%, 11/15/41	2,859		2,992,239
Series 3963, Class JB, 4.50%, 11/15/41	651		683,379

1

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Collateralized Mortgage Obligations (continued)
Freddie Mac REMICS (continued)
Series 4016, Class BX, 4.00%, 09/15/41	$15,408		$16,202,585
Series 4269, Class PM, 4.00%, 08/15/41	8,884		9,625,272
Series 4299, Class JY, 4.00%, 01/15/44	1,000		1,072,998
Series 4316, Class VB, 4.50%, 03/15/34	4,133		4,163,215
Series 4384, Class LB, 3.50%, 08/15/43	5,100		5,136,821
Series 4471, Class JB, 3.50%, 09/15/43	3,932		3,787,530
Series 4615, Class LB, 4.50%, 09/15/41	7,697		8,436,681
Series 4748, Class BM, 3.50%, 11/15/47	3,351		3,534,614
Series 4774, Class L, 4.50%, 03/15/48	6,682		6,957,150
Series 4830, Class AV, 4.00%, 10/15/33	1,069		1,136,501
Series 4880, Class LG, 3.50%, 05/15/49	2,196		2,245,753
Government National Mortgage Association
Series 2011-88, Class PY, 4.00%, 06/20/41	9,411		9,557,531
Series 2012-16, Class HJ, 4.00%, 09/20/40	6,628		6,711,819
Series 2015-96, Class ZM, 4.00%, 07/20/45	8,192		8,846,400
Series 2018-91, Class ZL, 4.00%, 07/20/48	5,950		6,400,021

			216,503,075

Interest Only Collateralized Mortgage Obligations — 6.9%
Fannie Mae REMIC Trust, Series 1999-W4, Class IO, 6.50%, 12/25/28	43		2,509
Fannie Mae REMICS
Series 1997-50, Class SI, (1 mo. LIBOR US + 9.20%), 1.20%, 04/25/23(c)	3		12
Series 1997-90, Class M, 6.00%, 01/25/28	167		5,902
Series 2006-36, Class PS, (1 mo. LIBOR US + 6.60%), 6.14%, 05/25/36(c)	2,774		385,900
Series 2011-134, Class ST, (1 mo. LIBOR US + 6.00%), 5.54%, 12/25/41(c)	15,326		2,674,636
Series 2012-96, Class DI, 4.00%, 02/25/27	85		271
Series 2013-10, Class PI, 3.00%, 02/25/43	4,295		398,500
Series 2013-45, Class EI, 4.00%, 04/25/43	1,478		129,639
Series 2015-66, Class AS, (1 mo. LIBOR US + 6.25%), 5.79%, 09/25/45(c)	14,646		1,884,283
Series 2017-70, Class SA, (1 mo. LIBOR US + 6.15%), 5.69%, 09/25/47(c)	21,003		3,443,233
Series 2019-25, Class SA, (1 mo. LIBOR US + 6.05%), 5.59%, 06/25/49(c)	10,601		1,824,386
Series 2019-35, Class SA, (1 mo. LIBOR US + 6.10%), 5.64%, 07/25/49(c)	3,295		472,109
Series 2020-12, Class JI, 4.50%, 03/25/50	9,513		1,821,008
Series G92-60, Class SB, (12 mo. LIBOR US + 9.35%), 1.60%, 10/25/22(c)	—	(e)	—
Freddie Mac REMICS
Series 3744, Class PI, 4.00%, 06/15/39	1,858		93,049
Series 3796, Class WS, (1 mo. LIBOR US + 6.55%), 6.15%, 02/15/40(c)	908		29,655
Series 3923, Class SD, (1 mo. LIBOR US + 6.00%), 5.60%, 09/15/41(c)	20,035		2,921,669
Series 3954, Class SL, (1 mo. LIBOR US + 6.00%), 5.60%, 11/15/41(c)	12,418		1,989,684
Series 4026, Class IO, 4.50%, 04/15/32	789		71,576
Series 4119, Class SC, (1 mo. LIBOR US + 6.15%), 5.75%, 10/15/42(c)	270		44,783
Series 4706, Class IG, 4.00%, 07/15/47	9,848		1,545,199
Government National Mortgage Association(c)
Series 2009-116, Class KS, (1 mo. LIBOR US + 6.47%), 6.04%, 12/16/39	432		53,920

Security	Par (000)		Value

Interest Only Collateralized Mortgage Obligations (continued)
Government National Mortgage Association(c) (continued)
Series 2011-52, Class MJ, (1 mo. LIBOR US + 6.65%), 6.20%, 04/20/41	$3,558		$326,970
Series 2011-52, Class NS, (1 mo. LIBOR US + 6.67%), 6.24%, 04/16/41	4,284		546,960
Series 2012-97, Class JS, (1 mo. LIBOR US + 6.25%), 5.82%, 08/16/42	6,389		465,560
Series 2017-101, Class SL, (1 mo. LIBOR US + 6.20%), 5.75%, 07/20/47	10,925		1,682,336

			22,813,749

Mortgage-Backed Securities — 73.9%
Fannie Mae, Series 2020-M21, Class AX, 1.56%, 01/25/58(c)	1,727		294,960
Fannie Mae Mortgage-Backed Securities(f)
3.50%, 04/13/22	5,101		5,172,323
4.00%, 04/13/22 - 01/02/49	36,899		38,700,077
3.00%, 09/01/60	5,162		5,074,427
Freddie Mac Mortgage-Backed Securities
5.00%, 04/01/22	—	(e)	33
5.50%, 01/01/39(f)	5,658		6,197,473
Freddie Mac Structured Pass-Through Certificates
Series 5013, Class JI, 4.00%, 09/25/50	24,699		3,417,452
Series K094, Class X1, 0.88%, 06/25/29(c)	1,408		75,782
Series K104, Class X1, 1.12%, 01/25/30(c)	1,356		97,597
Series K105, Class X1, 1.52%, 01/25/30(c)	1,821		179,458
Series K107, Class X1, 1.59%, 01/25/30(c)	1,232		127,444
Series K109, Class X1, 1.58%, 04/25/30(c)	942		97,238
Series K110, Class X1, 1.70%, 04/25/30(c)	394		42,980
Series K113, Class X1, 1.39%, 06/25/30(c)	1,600		148,167
Series K115, Class X1, 1.33%, 06/25/30(c)	1,955		175,178
Series K120, Class X1, 1.04%, 10/25/30(c)	3,900		276,942
Series K122, Class X1, 0.88%, 11/25/30(c)	1,674		102,803
Ginnie Mae(c)
Series 2013-63, Class IO, 0.78%, 09/16/51	6,128		160,672
Series 2014-169, Class IO, 0.64%, 10/16/56	14,254		384,318
Series 2016-113, Class IO, 1.08%, 02/16/58	4,696		262,174
Series 2017-64, Class IO, 0.74%, 11/16/57	619		29,163
Ginnie Mae Mortgage-Backed Securities
7.50%, 02/15/23 - 11/15/23	3		4,251
8.00%, 05/15/26 - 06/15/27	10		11,141
5.00%, 10/20/39	1,225		1,343,652
Uniform Mortgage-Backed Securities
2.00%, 05/12/22(f)	39,625		36,872,646
2.50%, 05/12/22 - 05/01/52(f)(g)	64,347		61,423,071
4.00%, 05/12/22 - 10/01/48(f)(h)	18,418		19,102,883
4.50%, 05/12/22 - 09/01/41(f)(h)	21,373		22,631,853
5.00%, 05/12/22 - 04/01/52(f)(g)	14,196		15,231,590
5.50%, 05/12/22 - 02/01/33(f)	4,189		4,609,132
6.50%, 10/01/38 - 10/01/39	1,447		1,600,575
3.00%, 04/01/52 - 05/12/52(g)	9,200		8,988,227
3.50%, 04/01/52 - 05/01/52(g)	4,764		4,768,395
Series 1839, Class QA, 4.00%, 05/12/22(f)	3,424		3,532,359
Series 2021-23, Class CI, 3.50%, 07/25/46	22,702		3,574,444
Series T-11, Class A9, 0.13%, 01/25/28(c)	151		153,072

			244,863,952

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Principal Only Collateralized Mortgage Obligations(d) — 0.0%
Fannie Mae Interest Strip
Series 203, Class 1, 0.00%, 02/25/23	$—	(e)	$241
Series 228, Class 1, 0.00%, 06/25/23	—	(e)	145
Fannie Mae REMIC Trust, Series 1999-W4, Class PO, 0.00%, 02/25/29	21		19,897
Fannie Mae REMICS
Series 1993-51, Class E, 0.00%, 02/25/23	1		797
Series 1993-70, Class A, 0.00%, 05/25/23	—	(e)	209
Series 2002-13, Class PR, 0.00%, 03/25/32	29		27,312
Series G93-2, Class KB, 0.00%, 01/25/23	2		1,627
Freddie Mac REMICS
Series 1418, Class M, 0.00%, 11/15/22	1		586
Series 1571, Class G, 0.00%, 08/15/23	7		6,500
Series 1691, Class B, 0.00%, 03/15/24	32		31,290

			88,604

Total U.S. Government Sponsored Agency Securities — 149.4% (Cost: $518,127,769)			494,804,762

Total Long-Term Investments — 156.6% (Cost: $543,652,533)			518,675,890

Short-Term Securities

Borrowed Bond Agreement(i) — 0.3%
Credit Suisse AG, 0.21%, open(j) (Purchased on 06/24/21 to be repurchased at $ 1,030,479, Collateralized by U.S. Treasury Bonds, 2.75%, 11/15/42, par and fair values of $917,000 and $931,257, respectively)	1,030		1,030,479

	Shares

Money Market Funds — 2.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%(k)(l)	9,488,763		9,488,763

Total Short-Term Securities — 3.2% (Cost: $10,519,242)			10,519,242

Total Investments Before Borrowed Bonds and TBA Sale Commitments — 159.8% (Cost: $554,171,775)			529,195,132

Security	Par (000)	Value

Borrowed Bonds

U.S. Governments Obligations — (0.3)%
U.S. Treasury Bonds, 2.75%, 11/15/42(m)	$(917)	$(931,257)

Total Borrowed Bonds — (0.3)% (Proceeds: $(842,347))		(931,257)

TBA Sale Commitments(g)

Mortgage-Backed Securities — (5.2)%
Uniform Mortgage-Backed Securities
2.50%, 04/13/22	(12,025)	(11,472,601)
3.00%, 04/13/22	(4,600)	(4,499,375)
3.50%, 04/13/22	(1,100)	(1,101,891)

Total TBA Sale Commitments — (5.2)% (Proceeds: $(17,045,832))		(17,073,867)

Total Investments, Net of Borrowed Bonds and TBA Sale Commitments — 154.3% (Cost: $536,283,596)		511,190,008

Liabilities in Excess of Other Assets — (54.3)%		(179,910,303)

Net Assets — 100.0%		$331,279,705

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Zero-coupon bond.
(e)	Rounds to less than 1,000.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(g)	Represents or includes a TBA transaction.
(h)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(i)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(j)	The amount to be repurchased assumes the maturity will be the day after the period end.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
(m)	All or a portion of the security has been pledged as collateral in connection with outstanding borrowed bonds.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares Held at 03/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$12,560,167	$—	$(3,071,404	)(a)	$—	$—	$9,488,763	9,488,763	$767	$—

(a)	Represents net amount purchased (sold).

3

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Income Trust, Inc. (BKT)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements

HSBC Securities (USA), Inc.	0.34%	03/10/22	04/13/22	$11,963,421	$11,965,455	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.34	03/10/22	04/13/22	5,032,319	5,035,197	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.34	03/10/22	04/13/22	26,376,391	26,380,875	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.34	03/10/22	04/13/22	5,096,264	5,097,131	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Co.	0.37	03/10/22	05/12/22	6,517,105	6,518,310	U.S. Government Sponsored Agency Securities	31 - 90 Days
Cantor Fitzgerald & Co.	0.37	03/10/22	05/12/22	3,654,051	3,654,727	U.S. Government Sponsored Agency Securities	31 - 90 Days
Cantor Fitzgerald & Co.	0.37	03/10/22	05/12/22	997,648	997,833	U.S. Government Sponsored Agency Securities	31 - 90 Days
Cantor Fitzgerald & Co.	0.37	03/10/22	05/12/22	6,068,494	6,069,617	U.S. Government Sponsored Agency Securities	31 - 90 Days
Cantor Fitzgerald & Co.	0.37	03/10/22	05/12/22	3,005,960	3,006,516	U.S. Government Sponsored Agency Securities	31 - 90 Days
Cantor Fitzgerald & Co.	0.37	03/10/22	05/12/22	3,154,850	3,155,434	U.S. Government Sponsored Agency Securities	31 - 90 Days
Cantor Fitzgerald & Co.	0.37	03/10/22	05/12/22	3,498,034	3,498,681	U.S. Government Sponsored Agency Securities	31 - 90 Days
Cantor Fitzgerald & Co.	0.37	03/10/22	05/12/22	4,958,220	4,959,137	U.S. Government Sponsored Agency Securities	31 - 90 Days
Cantor Fitzgerald & Co.	0.37	03/10/22	05/12/22	7,592,968	7,594,373	U.S. Government Sponsored Agency Securities	31 - 90 Days
Cantor Fitzgerald & Co.	0.37	03/10/22	05/12/22	2,256,629	2,257,047	U.S. Government Sponsored Agency Securities	31 - 90 Days
Cantor Fitzgerald & Co.	0.37	03/10/22	05/12/22	4,938,849	4,939,762	U.S. Government Sponsored Agency Securities	31 - 90 Days
Cantor Fitzgerald & Co.	0.37	03/10/22	05/12/22	6,855,355	6,856,623	U.S. Government Sponsored Agency Securities	31 - 90 Days
Cantor Fitzgerald & Co.	0.37	03/10/22	05/12/22	4,144,581	4,145,347	U.S. Government Sponsored Agency Securities	31 - 90 Days
Cantor Fitzgerald & Co.	0.37	03/10/22	05/12/22	7,585,282	7,586,685	U.S. Government Sponsored Agency Securities	31 - 90 Days
Cantor Fitzgerald & Co.	0.37	03/10/22	05/12/22	7,596,979	7,598,385	U.S. Government Sponsored Agency Securities	31 - 90 Days
Cantor Fitzgerald & Co.	0.37	03/10/22	05/12/22	2,721,193	2,721,696	U.S. Government Sponsored Agency Securities	31 - 90 Days
Cantor Fitzgerald & Co.	0.37	03/10/22	05/12/22	6,835,418	6,836,683	U.S. Government Sponsored Agency Securities	31 - 90 Days
Cantor Fitzgerald & Co.	0.37	03/10/22	05/12/22	5,010,458	5,011,385	U.S. Government Sponsored Agency Securities	31 - 90 Days
Cantor Fitzgerald & Co.	0.37	03/10/22	05/12/22	7,547,207	7,548,603	U.S. Government Sponsored Agency Securities	31 - 90 Days

				$143,407,676	$143,435,502

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Income Trust, Inc. (BKT)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	607	06/21/22	$74,509	$(2,170,773)

Short Contracts
90-Day Euro-Dollar	7	06/13/22	1,723	23,265
10-Year U.S. Ultra Long Treasury Note	172	06/21/22	23,295	784,347
U.S. Long Bond	200	06/21/22	30,031	894,688
5-Year U.S. Treasury Note	116	06/30/22	13,288	374,683
90-Day Euro-Dollar	7	09/19/22	1,712	34,640

				2,111,623

				$(59,150)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
0.05%	Quarterly	1-Day FEDL, 0.33%	Quarterly	N/A	10/21/22	USD	1,639	$10,468	$(48)	$10,516
1-Day SOFR, 0.33%	Quarterly	0.05%	Quarterly	N/A	10/21/22	USD	1,639	(9,943)	—	(9,943)
2.30%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A	08/31/23	USD	14,100	(38,498)	79,106	(117,604)
2.35%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A	08/31/23	USD	12,100	(41,213)	69,244	(110,457)
1.41%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A	11/30/23	USD	4,900	55,749	2,429	53,320
1.70%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A	11/30/23	USD	1,500	8,305	923	7,382
0.72%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A	03/13/25	USD	22,270	1,201,965	37,896	1,164,069
1-Day SOFR, 0.33%	Quarterly	0.17%	Quarterly	N/A	10/21/25	USD	136	(10,148)	(25)	(10,123)
0.18%	Quarterly	1-Day FEDL, 0.33%	Quarterly	N/A	10/21/25	USD	137	10,203	21	10,182
1.11%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A	02/28/26	USD	4,740	257,151	—	257,151

								$1,444,039	$189,546	$1,254,493

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month LIBOR, 0.96%	Quarterly	5.41%	Semi-Annual	JPMorgan Chase Bank N.A	N/A	08/15/22	USD 9,565	$215,627	$—	$215,627

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

5

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Income Trust, Inc. (BKT)

Fair Value Hierarchy as of Period End (continued)

inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$—	$10,876	$10,876
Non-Agency Mortgage-Backed Securities	—	23,860,252	—	23,860,252
U.S. Government Sponsored Agency Securities	—	494,798,478	6,284	494,804,762
Short-Term Securities
Borrowed Bond Agreement	—	1,030,479	—	1,030,479
Money Market Funds	9,488,763	—	—	9,488,763
Liabilities
Investments
Borrowed Bonds	—	(931,257)	—	(931,257)
TBA Sale Commitments	—	(17,073,867)	—	(17,073,867)

	$9,488,763	$501,684,085	$17,160	$511,190,008

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$2,111,623	$1,718,247	$—	$3,829,870
Liabilities
Interest Rate Contracts	(2,170,773)	(248,127)	—	(2,418,900)

	$(59,150)	$1,470,120	$—	$1,410,970

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $143,435,502 are categorized as Level 2 within the fair value hierarchy.

Currency Abbreviation

USD	United States Dollar

Portfolio Abbreviation

FEDL	Fed Funds Effective Rate

IO	Interest Only

LIBOR	London Interbank Offered Rate

PO	Principal Only

REMIC	Real Estate Mortgage Investment Conduit

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

S C H E D U L E O F I N V E S T M E N T S	6